CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Mar. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 85,331	$ 38,394
Investments - short-term	128,096	162,928
Receivables	104,684	22,969
Inventory	46,109	20,425
Prepaid expenses and other current assets	10,916	8,244
Total current assets	375,136	252,960
PROPERTY, PLANT AND EQUIPMENT, NET	302,612	95,020
INTANGIBLE ASSETS, NET	675,287
GOODWILL	105,700
INVESTMENTS - LONG-TERM	20,525	93,408
OTHER ASSETS	26,567	11,060
TOTAL ASSETS	1,505,827	452,448
CURRENT LIABILITIES:
Accounts payable and accrued expenses	88,976	44,934
Deferred revenue - current	5,120	3,123
Long-term debt - current	3,100
Total current liabilities	97,196	48,057
LONG-TERM DEBT	441,668
DEFERRED REVENUE - LONG-TERM	4,697	4,837
DEFERRED TAX LIABILITIES - LONG-TERM	48,969
OTHER LONG-TERM LIABILITIES	8,444	7,536
Total liabilities	600,974	60,430
COMMITMENTS AND CONTINGENCIES (Note 15)
SHAREHOLDERS' EQUITY:
Preferred stock, par value, $0.01 per share; 50,000,000 and zero shares authorized; none issued and outstanding at December 31, 2011 and March 31, 2011, respectively
Common stock	1,296	1,055
Treasury stock, at cost (27,033 and 10,069,208 shares at December 31, 2011 and March 31, 2011, respectively)	(417)	(131,095)
Additional paid-in capital	1,368,444	936,295
Accumulated other comprehensive loss	(2,921)	(3,013)
Accumulated deficit	(461,549)	(411,228)
Total shareholders' equity	904,853	392,018
Liabilities and Equity	1,505,827	452,448
Common stock
SHAREHOLDERS' EQUITY:
Common stock	1,296	1,055
Total shareholders' equity	1,296	1,055
Non-voting common stock
SHAREHOLDERS' EQUITY:
Common stock	0	4
Total shareholders' equity		$ 4